UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133

13F File Number: 028-13995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:

/s/ Malcolm Stott               Miami, Florida             November 14, 2011
----------------------     -----------------------      ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:     $284,302
                                           (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE     SHARED  NONE
--------------                --------          -----      --------   -------   --- ----  ----------  -------- ----     ------  ----
ABERCROMBIE & FITCH CO        CL A              002896207   5,485        89,100 SH        SOLE        NONE        89,100
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105   4,173       189,000 SH        SOLE        NONE       189,000
ASCENA RETAIL GROUP INC       COM               04351G101   5,723       211,400 SH        SOLE        NONE       211,400
BAIDU INC                     SPON ADR REP A    056752108  13,433       125,650 SH        SOLE        NONE       125,650
BANCO BRADESCO S A            SP ADR PFD NEW    059460303  20,395     1,379,000 SH        SOLE        NONE     1,379,000
BANCOLOMBIA S A               SPON ADR PREF     05968L102   1,671        30,000 SH        SOLE        NONE        30,000
BANK OF AMERICA CORPORATION   COM               060505104   8,253     1,348,500 SH        SOLE        NONE     1,348,500
BARRICK GOLD CORP             COM               067901108  14,935       320,150 SH        SOLE        NONE       320,150
CEMEX SAB DE CV               SPON ADR NEW      151290889   1,574       498,200 SH        SOLE        NONE       498,200
CITIGROUP INC                 COM NEW           172967424   8,456       330,100 SH        SOLE        NONE       330,100
COPA HOLDINGS SA              CL A              P31076105   7,420       121,110 SH        SOLE        NONE       121,110
DSW INC                       CL A              23334L102   3,851        83,400 SH        SOLE        NONE        83,400
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   7,333       435,552 SH        SOLE        NONE       435,552
FORD MTR CO DEL               COM PAR $0.01     345370860  16,826     1,740,000 SH        SOLE        NONE     1,740,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  11,078       363,800 SH        SOLE        NONE       363,800
GOLDCORP INC NEW              COM               380956409  16,531       362,200 SH        SOLE        NONE       362,200
IAMGOLD CORP                  COM               450913108   2,174       109,900 SH        SOLE        NONE       109,900
ISHARES INC                   MSCI BRAZIL       464286400   3,443        66,200 SH        SOLE        NONE        66,200
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106  16,949     1,092,100 SH        SOLE        NONE     1,092,100
JPMORGAN CHASE & CO           COM               46625H100   8,394       278,700 SH        SOLE        NONE       278,700
MARKET VECTORS ETF TR         VIETNAM ETF       57060U761   2,094       121,382 SH        SOLE        NONE       121,382
MECHEL OAO                    SPONSORED ADR     583840103   4,563       447,800 SH        SOLE        NONE       447,800
MOSAIC CO NEW                 COM               61945C103   6,126       125,100 SH        SOLE        NONE       125,100
NETEASE COM INC               SPONSORED ADR     64110W102   4,686       122,800 SH        SOLE        NONE       122,800
NEWMONT MINING CORP           COM               651639106  25,155       399,600 SH        SOLE        NONE       399,600
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   3,444       153,400 SH        SOLE        NONE       153,400
POTASH CORP SASK INC          COM               73755L107   6,608       152,900 SH        SOLE        NONE       152,900
PRICESMART INC                COM               741511109  13,069       209,700 SH        SOLE        NONE       209,700
SINA CORP                     ORD               G81477104  14,795       206,600 SH        SOLE        NONE       206,600
SOUTHERN COPPER CORP          COM               84265V105     172         6,900 SH        SOLE        NONE         6,900
SPDR GOLD TRUST               GOLD SHS          78463V107   5,832        36,900 SH        SOLE        NONE        36,900
TERNIUM SA                    SPON ADR          880890108     892        42,800 SH        SOLE        NONE        42,800
TIM PARTICIPACOES S A         SPONSORED ADR     88706P205     813        34,500 SH        SOLE        NONE        34,500
UNITED STATES STL CORP NEW    COM               912909108  16,257       738,600 SH        SOLE        NONE       738,600
VALE S A                      ADR               91912E105   1,699        74,500 SH        SOLE        NONE        74,500



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